ACQUISITIONS AND DISPOSALS - Disposal of business (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Continuing and discontinued operations [line items]
Gain on disposal of business	$ 326
Gynaecology business
Continuing and discontinued operations [line items]
Cash consideration	350
Plant and equipment	6
Inventory	4
Disposal related costs	7
Liabilities	7
Gain on disposal of business	$ 326